UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5930

Nuveen California Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
	November 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.5% (3.7% of Total Investments)
$ 485	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 452,903
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB+	2,120,820
	Bonds, Series 2007A-1, 5.750%, 6/01/47
12,135	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB+	7,574,546
	Bonds, Series 2007A-2, 0.000%, 6/01/37
15,620	Total Consumer Staples			10,148,269
	Education and Civic Organizations – 6.3% (4.3% of Total Investments)
160	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	153,640
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
110	5.000%, 11/01/21	11/15 at 100.00	A2	116,624
150	5.000%, 11/01/25	11/15 at 100.00	A2	155,636
2,645	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	2,806,292
	Tender Option Bond Trust 1065, 9.234%, 3/01/33 (IF)
240	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/19 –	11/12 at 100.00	Aa2	248,340
	AMBAC Insured
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/12 at 100.00	BBB	2,973,420
	Aquarium of the South Pacific, Series 2001, 5.000%, 11/01/26 – AMBAC Insured
4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	3,444,520
	5.000%, 9/01/34
1,655	University of California, General Revenue Bonds, Series 2003A, 5.125%, 5/15/17 –	5/13 at 100.00	Aa1	1,756,220
	AMBAC Insured (UB)
11,960	Total Education and Civic Organizations			11,654,692
	Health Care – 22.6% (15.5% of Total Investments)
7,885	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA–	7,713,265
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
810	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	797,356
	San Diego, Series 2011, 5.250%, 8/15/41
2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,309,258
	5.250%, 11/15/46 (UB)
1,200	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	1,299,192
	6.000%, 8/15/42
1,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	981,370
	2010A, 5.750%, 7/01/40
1,650	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	1,401,609
	of Central California, Series 2007, 5.250%, 2/01/46
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
4,000	5.250%, 7/01/24	7/15 at 100.00	BBB	3,885,080
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	886,900
1,755	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,786,467
	Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	1,436,828
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
4,045	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	3,941,003
	2005A, 5.000%, 11/15/43 (UB)
895	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	910,251
	System, Trust 2554, 18.384%, 7/01/47 – AGM Insured (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	940,570
	2005A, 5.000%, 12/01/23
1,750	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,933,068
	2008A, 8.250%, 12/01/38
5,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	4,899,750
	5.250%, 1/01/42
2,900	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	2,757,175
	6.000%, 11/01/41
1,600	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	Aa2	1,622,432
	2009E, 5.000%, 5/15/38
2,350	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	2,510,082
	2011, 6.500%, 1/01/41
42,515	Total Health Care			42,011,656
	Housing/Multifamily – 3.5% (2.4% of Total Investments)
1,145	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	1,145,469
	Series 2010A, 6.400%, 8/15/45
1,500	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	Baa1	1,505,160
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
3,915	Los Angeles, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Ridgecroft	3/12 at 100.00	AA+	3,914,922
	Apartments, Series 1997E, 6.250%, 9/20/39 (Alternative Minimum Tax)
6,560	Total Housing/Multifamily			6,565,551
	Housing/Single Family – 1.2% (0.9% of Total Investments)
2,070	California Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B, 5.200%,	12/16 at 100.00	AA	2,072,608
	12/01/32 (Alternative Minimum Tax)
230	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	230,106
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,300	Total Housing/Single Family			2,302,714
	Long-Term Care – 4.0% (2.7% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A–	3,041,370
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
4,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	4,337,235
	Project, Series 2007, 5.250%, 12/01/27
7,500	Total Long-Term Care			7,378,605
	Tax Obligation/General – 21.6% (14.7% of Total Investments)
500	California State, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A1	524,270
5,750	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	6,402,050
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,000	6.000%, 3/01/33	3/20 at 100.00	A1	3,367,560
2,000	5.250%, 11/01/40	11/20 at 100.00	A1	2,043,480
3,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	2,992,860
3,550	Centinela Valley Union High School District, Los Angeles County, California, General	No Opt. Call	A+	3,832,296
	Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – NPFG Insured
1,400	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	Aa2	1,555,610
	General Obligation Bonds, Series 2006C, Trust 2972, 5.000%, 8/01/24 – AGM Insured (UB)
3,200	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AA–	3,202,208
	Bonds, Series 2007, 4.500%, 9/01/30 – AGM Insured
4,765	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aa1	2,022,314
	2003B, 0.000%, 8/01/27 – FGIC Insured
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series	2/22 at 103.00	A+	2,790,244
	2001A, 5.750%, 8/01/30 – NPFG Insured
	Riverside Community College District, California, General Obligation Bonds, Series 2004A:
15	5.250%, 8/01/25 – NPFG Insured	8/14 at 100.00	AA	16,332
20	5.250%, 8/01/26 – NPFG Insured	8/14 at 100.00	AA	21,420
325	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	340,893
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	Aa2	4,321,800
	Series 2003E, 5.250%, 7/01/22 – AGM Insured
1,850	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	2,271,578
	Bond Trust 3646, 17.950%, 8/01/17 (IF)
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties,	No Opt. Call	Aa3	2,820,136
	California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – AGM Insured
1,440	Southwestern Community College District, San Diego County, California, General Obligation	8/15 at 102.00	AA–	1,549,224
	Bonds, Series 2005, 5.000%, 8/01/24 – NPFG Insured
39,590	Total Tax Obligation/General			40,074,275
	Tax Obligation/Limited – 40.2% (27.4% of Total Investments)
5,045	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	3/12 at 100.00	A2	5,058,924
	2002A, 5.250%, 3/01/22 – AMBAC Insured
1,575	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/13 at 100.00	A2	1,661,924
	Series 2003D, 5.500%, 6/01/20
3,010	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	3,231,386
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	3,137,250
	2009G-1, 5.750%, 10/01/30
1,295	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	1,422,195
400	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	397,364
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,210	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	1,053,317
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
2,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	1,802,260
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
400	Community Development Commission of City of National City, California, National City	8/21 at 100.00	A–	442,324
	Redevelopment Project 2011 Tax Allocation Bonds, 6.500%, 8/01/24
2,500	Corona Public Financing Authority, California, Superior Lien Revenue Bonds, Series 1999A,	3/12 at 100.00	AA–	2,524,600
	5.000%, 9/01/20 – AGM Insured
585	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/12 at 102.00	A–	548,303
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series 2001,
	5.000%, 9/01/31 – NPFG Insured
810	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	4/12 at 100.00	A–	810,178
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
1,045	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,003,670
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,750	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	Baa3	1,513,540
	5.000%, 9/01/25 – SYNCORA GTY Insured
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
400	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	367,608
330	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	299,577
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
185	5.000%, 9/01/26	9/16 at 100.00	N/R	179,907
425	5.125%, 9/01/36	9/16 at 100.00	N/R	392,224
730	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	670,118
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	BBB	9,366,994
	2006B, 5.000%, 9/01/31 – FGIC Insured
4,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	A+	3,982,440
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
1,625	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	1,768,878
	2011A, 6.750%, 9/01/26
1,395	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AA–	1,448,163
	Participation, Series 2005, 5.000%, 3/01/22 – AGM Insured
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%,	8/17 at 100.00	A–	3,100,580
	8/01/37 – NPFG Insured
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Refunding,	3/14 at 100.00	N/R	878,260
	School District Pass-Through, Series 2004, 5.000%, 3/01/32 – RAAI Insured
2,500	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1,	3/20 at 100.00	A	2,557,125
	Refunding Series 2010, 5.875%, 3/01/32
150	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	161,759
	Project, Series 2011, 6.750%, 9/01/40
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	8/13 at 100.00	A–	990,700
	Area 1, Series 2003, 5.000%, 8/01/23 – NPFG Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
135	6.000%, 9/01/33	9/21 at 100.00	N/R	134,498
300	6.125%, 9/01/41	9/21 at 100.00	N/R	299,355
480	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	489,643
	2011A, 5.750%, 9/01/30
350	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	313,485
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
1,500	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	BBB	1,252,680
	Projects, Series 2005A, 5.000%, 10/01/37 – SYNCORA GTY Insured
85	Riverside County Redevelopment Agency, California, Jurupa Valley Project Area 2011 Tax Allocation	10/21 at 100.00	A–	88,370
	Bonds Series B, 6.500%, 10/01/25
1,445	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A,	10/20 at 100.00	A–	1,455,202
	6.000%, 10/01/39
	Rohnert Park Community Development Commission, California, Redevelopment Project Tax
	Allocation Bonds, Series 2007R:
290	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	BBB	322,979
710	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	A–	628,975
435	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	438,745
	8/01/25 – AMBAC Insured
1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	1,093,680
	5.400%, 11/01/20 – NPFG Insured
70	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	75,025
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
70	7.000%, 8/01/33	2/21 at 100.00	BBB	74,115
85	7.000%, 8/01/41	2/21 at 100.00	BBB	89,692
655	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	Baa1	611,226
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
835	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	793,116
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
5,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3,	8/15 at 100.00	A–	4,479,250
	Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,
	Series 2003:
2,695	5.000%, 6/01/20 – NPFG Insured	6/13 at 100.00	A	2,735,263
1,500	5.000%, 6/01/21 – NPFG Insured	6/13 at 100.00	A	1,517,820
120	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	122,621
	7.000%, 10/01/26
	Sweetwater Union High School District, San Diego County, California, Certificates of
	Participation, Series 2002:
2,000	5.000%, 9/01/23 – AGM Insured	9/12 at 102.00	AA–	2,050,220
4,015	5.000%, 9/01/24 – AGM Insured	9/12 at 102.00	AA–	4,093,333
400	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	432,132
	Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33
205	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	215,560
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
76,245	Total Tax Obligation/Limited			74,578,553
	Transportation – 5.5% (3.8% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,504,131
	2006F, Trust 1058, 5.000%, 4/01/31 (UB)
1,890	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	2,255,205
	2008, Trust 3211, 13.528%, 10/01/32 (IF)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,517,160
	Bonds, Series 1999, 5.875%, 1/15/29
9,820	Total Transportation			10,276,496
	U.S. Guaranteed – 16.0% (10.9% of Total Investments) (4)
5,360	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San	No Opt. Call	Aaa	6,703,645
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – AGM Insured (ETM)
4,490	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/19	11/12 at 100.00	Aa2 (4)	4,685,540
	(Pre-refunded 11/01/12) – AMBAC Insured
400	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aaa	445,696
	(Pre-refunded 7/01/14)
4,000	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	Aaa	5,472,120
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	3,278,520
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
4,770	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AA (4)	5,345,501
	5.250%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured
2,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AA+ (4)	2,317,005
	7/01/36 (Pre-refunded 7/01/12)
140	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AA– (4)	144,966
	2002Q, 5.250%, 8/15/22 (Pre-refunded 8/15/12) – AGM Insured
750	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA– (4)	901,748
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
345	University of California, General Revenue Bonds, 2003A, 5.125%, 5/15/17 (Pre-refunded 5/15/13) –	5/13 at 100.00	Aa1 (4)	368,526
	AMBAC Insured (UB)
25,505	Total U.S. Guaranteed			29,663,267
	Utilities – 10.4% (7.1% of Total Investments)
4,210	California Statewide Community Development Authority, Certificates of Participation Refunding,	6/12 at 100.00	N/R	3,860,949
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (5)
2,140	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,038,286
	2007A, 5.500%, 11/15/37
725	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	763,034
	2003A-2, 5.000%, 7/01/21 – NPFG Insured
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	513,255
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
715	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	650,021
	9/01/31 – SYNCORA GTY Insured
10,450	Orange County Public Financing Authority, California, Waste Management System Revenue	No Opt. Call	A1	11,184,531
	Refunding Bonds, Series 1997, 5.250%, 12/01/13 – AMBAC Insured (Alternative Minimum Tax)
360	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	No Opt. Call	AA–	369,115
	2002Q, 5.250%, 8/15/22 – AGM Insured
19,100	Total Utilities			19,379,191
	Water and Sewer – 9.7% (6.6% of Total Investments)
1,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 100.00	AA–	1,030,950
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured
2,500	Central Basin Municipal Water District, California, Certificates of Participation, Tender	2/20 at 100.00	AA	2,827,700
	Option Bond Trust 3152, 17.730%, 8/01/33 – AGM Insured (IF)
1,950	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series	10/20 at 100.00	AA–	1,996,742
	2010, 5.000%, 10/01/40
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%, 10/01/31 –	10/16 at 100.00	AA–	2,527,300
	AGM Insured
2,500	Pajaro Valley Water Management Agency, California, Revenue Certificates of Participation,	3/12 at 100.00	BBB	2,432,600
	Series 1999A, 5.750%, 3/01/29 – AMBAC Insured
4,585	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	N/R	4,486,102
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured
1,700	South Gate Utility Authority, California, Subordinate Revenue Bonds, Water and Sewer System	4/12 at 102.00	BBB	1,707,429
	Projects, Series 2001, 5.000%, 10/01/22 – FGIC Insured
945	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	A+	945,728
	Project, Series 2003, 5.625%, 7/01/43
17,680	Total Water and Sewer			17,954,551
$ 274,395	Total Investments (cost $269,974,370) – 146.5%			271,987,820
	Floating Rate Obligations – (4.1)%			(7,680,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.6)% (6)			(81,000,000)
	Other Assets Less Liabilities – 1.2%			2,349,151
	Net Assets Applicable to Common Shares – 100%			$ 185,656,971

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$271,987,820	$ —	$271,987,820

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $261,894,027.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$11,056,893
Depreciation	(8,641,175)
Net unrealized appreciation (depreciation) of investments	$ 2,415,718

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1,
2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum
Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently, the Fund continues to accrue interest on this obligation.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Performance Plus Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2012